Note 4 - Property and equipment (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 20,375	$ 20,375	$ 19,034